Investments - Schedule of Investment (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Investments
Investments	$ 1,093,064	$ 1,062,824	$ 1,035,335
Corporate loans | Variable Interest Entity, Primary Beneficiary
Investments
Investments	129,166	125,757	124,637
Equity securities | Variable Interest Entity, Primary Beneficiary
Investments
Investments	895	141	0
Asset Management
Investments
Investments	39,022	21,370	26,410
Asset Management | Consolidated Entity, Excluding Consolidated VIE
Investments
Investments	39,022	21,370
Asset Management | Corporate loans
Investments
Investments	13,287	13,287	13,287
Asset Management | Equity securities
Investments
Investments	20,351	2,276	6,056
Asset Management | Equity method
Investments
Investments	5,298	5,807	7,067
Asset Management | Other invested assets
Investments
Investments	73	0
Asset Management | Derivative
Investments
Investments	13	0
Insurance Solutions
Investments
Investments		915,556	884,288
Insurance Solutions | Fair value
Investments
Investments	133,955	115,677	138,261
Insurance Solutions | Variable Interest Entity, Primary Beneficiary
Investments
Investments	130,061	125,898	124,637
Insurance Solutions | Variable Interest Entity, Primary Beneficiary | Fair value
Investments
Investments	129,166	125,898	124,637
Insurance Solutions | Consolidated Balance Including Variable Interest Entity
Investments
Investments	1,054,042	1,041,454	1,008,925
Insurance Solutions | Consolidated Balance Including Variable Interest Entity | Fair value
Investments
Investments	263,121	241,575	262,898
Insurance Solutions | Consolidated Entity, Excluding Consolidated VIE
Investments
Investments	923,981	915,556	884,288
Insurance Solutions | Debt securities
Investments
Investments	610,074	615,460	578,635
Insurance Solutions | Corporate loans
Investments
Investments	133,955	114,735	132,628
Insurance Solutions | Corporate loans | Fair value
Investments
Investments	133,955	114,734	132,627
Insurance Solutions | Mortgage loans
Investments
Investments	150,494	147,640	123,725
Insurance Solutions | Equity securities
Investments
Investments	7,752	16,404	17,698
Insurance Solutions | Other invested assets
Investments
Investments	21,706	21,317	31,602
Insurance Solutions | Other invested assets | Fair value
Investments
Investments	$ 0	$ 943	$ 5,634